UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Falcon Point Capital, LLC

Address:   Two Embarcadero Center, Suite 1300
           San Francisco, CA  94111


Form 13F File Number: 28-4994


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael J. Mahoney
Title:  Senior Managing Director
Phone:  415-782-9600

Signature,  Place,  and  Date  of  Signing:

/s/ Michael J. Mahoney             San Francisco, CA                  10/22/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-01190        Frank Russell Company
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             124

Form 13F Information Table Value Total:  $       99,719
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Acacia Research - Acacia Techn COM            003881307      283    10,330 SH       SOLE                   10,330      0    0
Actuate Software Corporation   COM            00508b102     1341   190,805 SH       SOLE                  190,805      0    0
Advisory Board Company         COM            00762w107      469     9,812 SH       SOLE                    9,812      0    0
Agnico-Eagle Mines LTD         COM            008474108     1054    20,320 SH       SOLE                   20,320      0    0
Alliance Data Systems Corporat COM            018581108     1485    10,462 SH       SOLE                   10,462      0    0
American Axle & Mfg Holdings,  COM            024061103      119    10,602 SH       SOLE                   10,602      0    0
Ancestry.com                   COM            032803108      334    11,090 SH       SOLE                   11,090      0    0
Apple Inc                      COM            037833100     2171     3,254 SH       SOLE                    3,254      0    0
Arthocare                      COM            043136100      555    17,130 SH       SOLE                   17,130      0    0
Bally Technologies Inc         COM            05874b107     1654    33,493 SH       SOLE                   33,493      0    0
Barclays Bank iPath S&P 500 Sh COM            06740C188      344    38,220 SH       SOLE                   38,220      0    0
Berry Petroleum Co.            COM            085789105      426    10,480 SH       SOLE                   10,480      0    0
Broadcom                       COM            111320107      346    10,010 SH       SOLE                   10,010      0    0
CBS Corp                       COM            124857202     1257    34,610 SH       SOLE                   34,610      0    0
Cadence Pharmaceuticals Inc    COM            12738t100      264    67,356 SH       SOLE                   67,356      0    0
Callidus Software, Inc.        COM            13123E500     1739   352,738 SH       SOLE                  352,738      0    0
Caribou Coffee Company         COM            142042209     1270    92,563 SH       SOLE                   92,563      0    0
Carriage Services Incorporated COM            143905107      195    20,201 SH       SOLE                   20,201      0    0
Carrizo Oil & Gas Inc.         COM            144577103      427    17,089 SH       SOLE                   17,089      0    0
Chicago Bridge & Iron-NY SHR   COM            167250109      621    16,314 SH       SOLE                   16,314      0    0
CoStar Group, Inc.             COM            22160n109     1068    13,102 SH       SOLE                   13,102      0    0
Corrections Corporation of Ame COM            22025y407     1174    35,110 SH       SOLE                   35,110      0    0
Crocs Inc                      COM            227046109     1224    75,479 SH       SOLE                   75,479      0    0
DXP Enterprises Incorporated   COM            233377407      441     9,238 SH       SOLE                    9,238      0    0
Demand Media, Inc.             COM            24802N109     1865   171,531 SH       SOLE                  171,531      0    0
Diamond Hill Investment Group, COM            25264R207     1785    23,274 SH       SOLE                   23,274      0    0
Dice Holdings Inc              COM            253017107      463    54,930 SH       SOLE                   54,930      0    0
Dish Network Corp              COM            25470M109      201     6,580 SH       SOLE                    6,580      0    0
Dusa Pharm. Inc.               COM            266898105      813   119,791 SH       SOLE                  119,791      0    0
EBay Inc                       COM            278642103      589    12,180 SH       SOLE                   12,180      0    0
EMC Corp                       COM            268648102      332    12,180 SH       SOLE                   12,180      0    0
Echo Therapeutics, Inc.        COM            27876L107      175   111,357 SH       SOLE                  111,357      0    0
Eight By Eight                 COM            282912104      240    36,610 SH       SOLE                   36,610      0    0
Einstein Noah Restaurant Grp   COM            28257u104      725    41,003 SH       SOLE                   41,003      0    0
ExactTarget, Inc.              COM            30064k105     1705    70,397 SH       SOLE                   70,397      0    0
F5 Networks, Inc               COM            315616102      241     2,300 SH       SOLE                    2,300      0    0
Family Dollar Store, Inc.      COM            307000109     1150    17,350 SH       SOLE                   17,350      0    0
Fresh Market, Inc.             COM            35804H106      820    13,685 SH       SOLE                   13,685      0    0
General Cable Corp.            COM            369300108      340    11,565 SH       SOLE                   11,565      0    0
Gilead Sciences, Inc.          COM            375558103     1048    15,800 SH       SOLE                   15,800      0    0
Hanger Orthopedic Group, Inc.  COM            41043F208      971    34,019 SH       SOLE                   34,019      0    0
Hub Group, Inc.                COM            443320106      433    14,603 SH       SOLE                   14,603      0    0
Huron Consulting Group         COM            447462102     1844    52,960 SH       SOLE                   52,960      0    0
ICON plc (ADR)                 COM            45103t107      539    22,112 SH       SOLE                   22,112      0    0
In Contact Incorporated        COM            45336e109     1572   241,866 SH       SOLE                  241,866      0    0
Insulet Corporation            COM            45784P101      575    26,633 SH       SOLE                   26,633      0    0
Jacobs Engineering Group Inc.  COM            469814107      963    23,814 SH       SOLE                   23,814      0    0
K-Swiss, Inc.                  COM            482686102      666   194,269 SH       SOLE                  194,269      0    0
LAM Research                   COM            512807108      240     7,560 SH       SOLE                    7,560      0    0
LSI Logic Corp.                COM            502161102      107    15,510 SH       SOLE                   15,510      0    0
LaSalle Hotel Properties       COM            517942108      503    18,835 SH       SOLE                   18,835      0    0
Leapfrog Enterprises, Inc.     COM            52186n106      642    71,166 SH       SOLE                   71,166      0    0
Liberty Media Corporation      COM            530322106      206     1,980 SH       SOLE                    1,980      0    0
Liveperson Inc                 COM            538146101     1657    91,475 SH       SOLE                   91,475      0    0
MDC Partners Incorporated      COM            552697104     2644   214,241 SH       SOLE                  214,241      0    0
MICROS Systems, Inc.           COM            594901100      525    10,670 SH       SOLE                   10,670      0    0
Market Leader Incorporated     COM            57056r103     1501   224,009 SH       SOLE                  224,009      0    0
Market Vectors Gold Miners ETF COM            57060u100     1133    21,110 SH       SOLE                   21,110      0    0
Market Vectors Junior Gold Min COM            57060u589      894    36,180 SH       SOLE                   36,180      0    0
Mastercard Inc                 COM            57636q104      903     2,001 SH       SOLE                    2,001      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Medical Properties Trust Incor COM            58463j304      494    47,300 SH       SOLE                   47,300      0    0
Micron Technology Inc.         COM            595112103      334    55,920 SH       SOLE                   55,920      0    0
Microsoft Corp.                COM            594918104      464    15,600 SH       SOLE                   15,600      0    0
Moneygram International Incorp COM            60935y208      309    20,660 SH       SOLE                   20,660      0    0
Monotype Imaging Holdings Inco COM            61022p100     2832   181,671 SH       SOLE                  181,671      0    0
NATURAL GROCERS BY VITAMIN COT COM            63888U108     1502    67,290 SH       SOLE                   67,290      0    0
NVR, Inc.                      COM            62944t105      623       738 SH       SOLE                      738      0    0
NXP Semiconductors             COM            n6596x109      231     9,240 SH       SOLE                    9,240      0    0
Nationstar Mortgage Holdings   COM            63861c109     1765    53,190 SH       SOLE                   53,190      0    0
Network Appliance Corp.        COM            64110d104      225     6,840 SH       SOLE                    6,840      0    0
Newmont Mining Corp            COM            651639106      504     9,000 SH       SOLE                    9,000      0    0
Newport Corp                   COM            651824104      404    36,564 SH       SOLE                   36,564      0    0
O2Micro International Limited  COM            67107W100      190    50,799 SH       SOLE                   50,799      0    0
Orasure Technologies           COM            68554v108      492    44,298 SH       SOLE                   44,298      0    0
Orthofix International NV      COM            n6748l102      882    19,706 SH       SOLE                   19,706      0    0
PDF Solutions Incorporated     COM            693282105      646    47,285 SH       SOLE                   47,285      0    0
Perficient Incorporated        COM            71375U101     1486   123,089 SH       SOLE                  123,089      0    0
PetroQuest Energy Inc.         COM            716748108      602    89,770 SH       SOLE                   89,770      0    0
Pfizer Inc                     COM            717081103     1013    40,750 SH       SOLE                   40,750      0    0
PowerShares S&P SmallCap Healt COM            73937b886      298     8,130 SH       SOLE                    8,130      0    0
Premiere Global Services Incor COM            740585104     1374   146,927 SH       SOLE                  146,927      0    0
Providence Service Corp        COM            743815102      182    13,995 SH       SOLE                   13,995      0    0
Qualcomm Inc.                  COM            747525103      387     6,200 SH       SOLE                    6,200      0    0
Responsys Incorporated         COM            761248103     2507   245,070 SH       SOLE                  245,070      0    0
Ruth's Chris Steak House Inc.  COM            783332109      954   149,288 SH       SOLE                  149,288      0    0
SHFL Entertainment, Inc.       COM            78423r105      454    28,708 SH       SOLE                   28,708      0    0
SPS Commerce Incorporated      COM            78463m107     1537    39,962 SH       SOLE                   39,962      0    0
Sally Beauty Holdings, Inc.    COM            79546E104     1086    43,289 SH       SOLE                   43,289      0    0
Sciquest Incorporated          COM            80908t101     1359    74,664 SH       SOLE                   74,664      0    0
Shoe Carnival                  COM            824889109      997    42,390 SH       SOLE                   42,390      0    0
Skyworks Solutions Inc.        COM            83088m102     1002    42,540 SH       SOLE                   42,540      0    0
Smart Balance Inc.             COM            83169y108      708    58,601 SH       SOLE                   58,601      0    0
Smith & Wesson                 COM            831756101      788    71,540 SH       SOLE                   71,540      0    0
Sturm, Ruger & Co Inc          COM            864159108      865    17,484 SH       SOLE                   17,484      0    0
Tal International Group, Inc.  COM            874083108      358    10,540 SH       SOLE                   10,540      0    0
Tangoe Incorporated            COM            87582y108      645    49,151 SH       SOLE                   49,151      0    0
Team Incorporated              COM            878155100      532    16,711 SH       SOLE                   16,711      0    0
Toll Brothers                  COM            889478103      838    25,220 SH       SOLE                   25,220      0    0
Tutor Perini Corporation       COM            901109108      770    67,332 SH       SOLE                   67,332      0    0
UFP Technologies Incorporated  COM            902673102      272    15,470 SH       SOLE                   15,470      0    0
UTI Worldwide                  COM            G87210103      361    26,790 SH       SOLE                   26,790      0    0
Unilife Corporation            COM            90478e103      406   129,981 SH       SOLE                  129,981      0    0
Urstadt Biddle Properties      COM            917286205      569    28,140 SH       SOLE                   28,140      0    0
Velti PLC                      COM            G93285107     2496   298,257 SH       SOLE                  298,257      0    0
Bank of America 8.2%           PRD            060505765      403    15,500 SH       SOLE                   15,500      0    0
Edison International (SCE Trus PRD            sceprf         652    25,000 SH       SOLE                   25,000      0    0
JPMorgan Chase 8.625%          PRD            46625H621      397    15,000 SH       SOLE                   15,000      0    0
PNC Financial 5.375%           PRD            pncprq         500    20,000 SH       SOLE                   20,000      0    0
Revlon Inc. 12.75%             PRD            761525708      379    68,323 SH       SOLE                   68,323      0    0
State Street Corp 5.25%        PRD            sttprc         500    20,000 SH       SOLE                   20,000      0    0
US Bancorp 6% Series G         PRD            usbprn         280    10,000 SH       SOLE                   10,000      0    0
Alcatel-Lucent 2.75% due 6/15/ CVBOND         549463AH0      490   500,000 PRN      SOLE                  500,000      0    0
Alliance Data Systems 1.75% du CVBOND         018581AD0      715   395,000 PRN      SOLE                  395,000      0    0
Callidus Software Inc. 4.75% d CVBOND         13123EAB0      712   750,000 PRN      SOLE                  750,000      0    0
Carrizo Oil & Gas 4.375% due 6 CVBOND         144577AA1      197   195,000 PRN      SOLE                  195,000      0    0
Exterran Holding 4.25% due 6/1 CVBOND         30225XAA1      563   500,000 PRN      SOLE                  500,000      0    0
Hercules II 6/30/29 6.5%       CVBOND         427056BC9      637   769,000 PRN      SOLE                  769,000      0    0
Providence Service 6.5% due 5/ CVBOND         743815AB8      985 1,000,000 PRN      SOLE                1,000,000      0    0
Rentech Inc. 4% due 4/15/2013  CVBOND         760112AA0      495   500,000 PRN      SOLE                  500,000      0    0
AMG Capital 5.15%              CVPFD          00170F209      929    20,000 SH       SOLE                   20,000      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Carriage Service Cap           CVPFD          14444T309      880    20,125 SH       SOLE                   20,125      0    0
Continental Air 6% 11/15/30    CVPFD          210796306      686    20,000 SH       SOLE                   20,000      0    0
PetroQuest Energy 6.875%       CVPFD          716748207      540    15,000 SH       SOLE                   15,000      0    0
United Rentals 6.5% 8/1/28     CVPFD          91136H306      765    15,000 SH       SOLE                   15,000      0    0


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